Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of the acquisition (in thousands):

2013 Acquisitions
Current assets, net of cash acquired	$60,669
Property and equipment	4,545
Intangible assets (primarily customer relationships)	59,242
Non-tax-deductible goodwill	100,257
Current liabilities	(17,619)
Long term liabilities	(7,879)
Deferred tax liabilities	(20,108)
Net assets acquired	$179,107